Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill		$ 4,946,976	$ 4,091,307	$ 3,951,196
Pre-tax goodwill impairment charge	24,000	24,000
Other-Ancillary services and strategic initiatives
Goodwill [Line Items]
Goodwill		81,112	68,942
Dialysis and related lab services
Goodwill [Line Items]
Goodwill		4,865,864	4,022,365
HomeChoice Partners | Other-Ancillary services and strategic initiatives
Goodwill [Line Items]
Goodwill		$ 32,000